                               DELAWARE VIP TRUST

                          Delaware VIP Balanced Series
                      Delaware VIP Capital Reserves Series
                     Delaware VIP Diversified Income Series
                         Delaware VIP High-Yield Series
                               (each, a "Series")

          Supplement to the Series' Statement of Additional Information
                              dated April 30, 2007

On August 16,  2007,  the Board of Trustees of  Delaware  VIP Trust  unanimously voted to approve changes to the Series'  investment  strategies and policies to:
(1) permit  Delaware VIP Capital  Reserves Series to invest up to 15% of its net assets in credit  default  swaps;  (2) increase  Delaware VIP Balanced  Series',
Delaware VIP  Diversified  Income  Series',  and  Delaware VIP Capital  Reserves
Series' ability to invest in illiquid  securities from 10% to 15% of net assets;
(3) broaden  Delaware  VIP  Balanced  Series',  Delaware  VIP  Capital  Reserves
Series',  and Delaware VIP Diversified Income Series' ability to invest in swaps with  maturities  of up to 30 years (10 years for Delaware VIP Capital  Reserves
Series);  and (4) permit  Delaware  VIP  Balanced  Series,  Delaware VIP Capital
Reserves Series,  Delaware VIP Diversified  Income Series, and Delaware VIP High
Yield Series to invest without limitation in loan participations.

The following  replaces the first paragraph in the section entitled  "Investment
Objectives, Restrictions, and Policies-- Non-Fundamental Investment Restriction"
on page 3 of the Statement of Additional Information:

In addition to the fundamental  policies and investment  restrictions  described
above,   and  the  various  general   investment   policies   described  in  the
Prospectuses,   the  Series  will  be  subject  to  the   following   investment
restriction, which is considered non-fundamental and may be changed by the Board of Trustees without shareholder  approval: A Series may not invest more than 10%
(15% for Delaware VIP Balanced  Series,  Delaware VIP Capital  Reserves  Series,
Delaware VIP Diversified Income Series, Delaware VIP High Yield Series, Delaware
VIP Select Growth Series, and Delaware VIP U.S. Growth Series) of its net assets in  securities  which it cannot  sell or  dispose of in the  ordinary  course of business  within seven days at  approximately  the value at which the Series has valued the investment.

The  following  replaces  the  first  two  paragraphs  in the  section  entitled
"Investment  Strategies  and  Risks--  Credit  Default  Swaps"  on page 8 of the
Statement of Additional Information:

Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP
Diversified  Income  Series,  and  Delaware VIP High Yield Series may enter into credit  default  swap  ("CDS")  contracts  to the extent  consistent  with their investment  objectives  and  strategies.  A  CDS  contract  is  a  risk-transfer instrument (in the form of a derivative  security)  through which one party (the
"purchaser  of   protection")   transfers  to  another  party  (the  "seller  of
protection")  the  financial  risk of a Credit Event (as defined  below),  as it relates to a particular  reference  security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection,  the purchaser  of  protection  agrees to pay the  seller of  protection  a  periodic premium.  In the most general sense, the benefit for the purchaser of protection is that if a Credit Event should occur,  it has an agreement  that the seller of protection  will  make it whole in  return  for the  transfer  to the  seller of protection of the reference  security or securities.  The benefit for the seller of  protection  is the  premium  income  it  receives.  A Series  might  use CDS contracts  to limit or to reduce the risk  exposure of the Series to defaults of the issuer or issuers of the Series'  portfolio  holdings  (i.e., to reduce risk when the Series owns or has  exposure to such  securities).  A Series also might use CDS  contracts to create or vary  exposure to securities or markets or a tax management tool.

CDS  transactions  may involve general market,  illiquidity,  counterparty,  and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events  affecting  the  underlying  securities.  When the Series is the seller of protection,  the aggregate notional amount  (typically,  the principal amount of the reference  security or securities)  of the Series'  investments in the CDS contracts will be limited to 10% of the Series' total net assets when we are selling protection on a security or purchasing protection on a security that the Series does not own (except the limit shall be 15% for  Delaware VIP Capital
Reserves Series and Delaware VIP High Yield Series and the liquidity  provisions will not apply to 144A  securities for Delaware VIP Balanced Series and Delaware
VIP  Diversified  Income  Series).  As the purchaser or seller of protection,  a
Series may be required to  segregate  cash or other  liquid  assets to cover its obligations under certain CDS contracts.

The following replaces the fourth paragraph in the section entitled  "Investment
Strategies and Risks--  Interest Rate and Index Swaps",  which begins on page 15 of the Statement of Additional Information:

The typical minimum notional amount is $5 million.  Variable  interest rates are usually set by reference to the London  Inter-Bank  Offered Rate ("LIBOR").  The
typical  maximum term of an interest rate swap  agreement  ranges from one to 12 years.  Index swaps tend to be shorter term, often for one year. With respect to
Delaware VIP Capital Reserves Series,  the investment  manager presently intends to purchase swaps with  maturities of six to 12 months,  and in no event greater than 10 years.

The following replaces the 15th paragraph under the section entitled "Investment
Strategies and Risks--  Interest Rate and Index Swaps",  which begins on page 15 of the Statement of Additional Information:

There is not a well-developed secondary market for interest rate or index swaps.
Most interest rate swaps are nonetheless  relatively  liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price.
Most index swaps,  on the other hand, are considered to be illiquid  because the counterparty/dealer  typically  will  not  unwind  an  index  swap  prior to its termination  (and,  not  surprisingly,  index  swaps  tend to have much  shorter terms).  A Series may therefore  treat all swaps as subject to its limitation on illiquid investments.  For purposes of calculating these percentage limitations, a Series will refer to the notional amount of the swap.

The following replaces the section entitled  "Investment  Strategies and Risks--
Liquidity  and Rule 144A  Securities"  on page 17 of the Statement of Additional
Information:

Liquidity and Rule 144A Securities
In order to assure  that each  Series has  sufficient  liquidity,  no Series may invest more than 10% of its net assets in illiquid  assets (except  Delaware VIP
Balanced Series,  Delaware VIP Capital Reserves Series, Delaware VIP Diversified
Income Series, Delaware VIP High Yield, Delaware VIP Select Growth, and Delaware
VIP U.S.  Growth  Series,  which may  invest up to 15% of their  respective  net assets in illiquid securities).  For Delaware VIP Balanced Series,  Delaware VIP
Capital  Reserves Series,  Delaware VIP Cash Reserve Series,  Delaware VIP Value
Series, and Delaware VIP Growth  Opportunities  Series, this policy shall extend to all restricted  securities,  including securities eligible for resale without registration  pursuant  to Rule 144A of the 1933 Act  ("Rule  144A  Securities")
(described below), and repurchase  agreements  maturing in more than seven days.
With respect to Delaware VIP  Diversified  Income Series,  Delaware VIP Emerging
Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value
Equity  Series,  Delaware VIP REIT Series,  Delaware VIP Select  Growth  Series,
Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, and Delaware VIP
U.S. Growth Series, and subject to the following  paragraphs,  this policy shall not limit  the  acquisition  of Rule 144A  Securities.  Rule 144A  permits  many privately  placed and legally  restricted  securities  to be freely traded among certain  institutional  buyers  such  as the  Series.  Investing  in  Rule  144A
Securities  could have the effect of increasing  the level of  illiquidity  of a
Series to the extent that qualified  institutional  buyers become  uninterested, for a time, in purchasing these securities.

While maintaining oversight,  the Board of Trustees has delegated to the Series'
investment  managers  the  day-to-day  functions of  determining  whether or not individual Rule 144A Securities are liquid for purposes of the 10% limitation on investments in illiquid assets (15% in the case of Delaware VIP Balanced Series,
Delaware VIP Capital  Reserves Series,  Delaware VIP Diversified  Income Series,
Delaware VIP High Yield Series,  Delaware VIP Select Growth Series, and Delaware
VIP U.S.  Growth  Series).  The Board has instructed  the investment  manager to consider  the  following  factors in  determining  the  liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security;  (ii)
whether at least three  dealers are willing to purchase or sell the security and the number of  potential  purchasers;  (iii)  whether at least two  dealers  are making a market in the  security;  and (iv) the nature of the  security  and the nature of the  marketplace  trades  (e.g.,  the time  needed to  dispose  of the security,  the method of  soliciting  offers,  the  mechanics of  transfer,  and whether  the  security  is listed  on an  electronic  network  for  trading  the security).

If the respective  investment manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the applicable Series' holdings of illiquid  securities exceed the Series' 10% limit on  investment  in such  securities  (15% in the case of Delaware  VIP  Balanced
Series,  Delaware VIP Capital Reserves Series,  Delaware VIP Diversified  Income
Series,  Delaware VIP High Yield Series,  Delaware VIP Select Growth Series, and
Delaware  VIP U.S.  Growth  Series),  the  respective  investment  manager  will determine  what  action  shall be taken to ensure that the Series  continues  to adhere to such limitation.

The following  information about Loans and Other Direct Indebtedness is added to the section entitled "Investment Strategies and Risks":

Loans and Other Direct Indebtedness

Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP
Diversified Income Series, and Delaware VIP High Yield Series may purchase loans and other direct  indebtedness.  In purchasing a loan, a Series acquires some or all of the  interest  of a bank  or  other  lending  institution  in a loan to a corporate, governmental or other borrower. Many such loans are secured, although some may be  unsecured.  Such loans may be in  default at the time of  purchase.
Loans that are fully  secured offer a Series more  protection  than an unsecured loan in the event of  non-payment of scheduled  interest or principal.  However, there is no assurance  that the  liquidation  of collateral  from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.  These loans are made generally to finance internal growth, mergers,
acquisitions,  stock  repurchases,   leveraged  buy-outs,  and  other  corporate
activities.   Such  loans  are   typically   made  by  a  syndicate  of  lending
institutions,  represented by an agent lending  institution  that has negotiated and structured the loan and is responsible for collecting  interest,  principal, and other  amounts  due on its own  behalf  and on  behalf of the  others in the syndicate,  and for enforcing  its and their other rights  against the borrower.
Alternatively,  such loans may be structured as a novation,  pursuant to which a
Series would assume all of the rights of the lending institution in a loan or as an  assignment,  pursuant to which a Series would  purchase an  assignment  of a portion of a lender's  interest  in a loan  either  directly  from the lender or through an intermediary.

A Series  may also  purchase  trade or other  claims  against  companies,  which generally  represent  money  owned  by the  company  to a  supplier  of goods or services.  These  claims may also be  purchased at a time when the company is in default.

Certain of the loans and the other direct indebtedness  acquired by a Series may involve revolving credit facilities or other standby financing commitments which obligate a Series to pay additional  cash on a certain date or on demand.  These commitments  may require a Series to increase its  investment  in a company at a time when that Series might not  otherwise  decide to do so (including at a time when the company's  financial condition makes it unlikely that such amounts will be  repaid).  To the extent  that a Series is  committed  to advance  additional funds,  it will at all times hold and maintain in a  segregated  account cash or other  high  grade  debt  obligations  in an  amount  sufficient  to  meet  such commitments.  A Series' ability to receive payment of principal,  interest,  and other amounts due in connection with these  investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Series will purchase,  the investment manager will rely upon its own (and not the  original  lending  institution's)  credit  analysis of the borrower.  As a Series may be required to rely upon another lending  institution to collect and pass onto the Series amounts payable with respect to the loan and to enforce the Series' rights under the loan and other direct  indebtedness,  an insolvency,  bankruptcy,  or reorganization of the lending institution may delay or prevent the Series from receiving such amounts.  In such cases, a Series will evaluate as well the  creditworthiness of the lending institution and will treat both the  borrower  and the lending  institution  as an "issuer" of the loan for purposes of compliance with applicable law pertaining to the  diversification of the Series'  portfolio  investments.  The highly  leveraged  nature of many such loans and  other  direct  indebtedness  may make  such  loans  and other  direct indebtedness  especially  vulnerable  to adverse  changes in  economic or market conditions.  Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The following  replaces the third paragraph in the section entitled  "Investment
Strategies and Risks-- Variable and Floating Rate Notes" which begins on page 27 of the Statement of Additional Information:

Variable and floating  rate notes for which no readily  available  market exists will be purchased in an amount  which,  together with  securities  with legal or contractual  restrictions  on resale or for which no  readily  available  market exists (including repurchase agreements providing for settlement more than seven days after  notice),  exceed 15% of the Series'  total assets only if such notes are subject to a demand feature that will permit the Series to demand payment of the principal within seven days after demand by the Series.  If not rated,  such instruments  must be found by the Series'  investment  manager under  guidelines established  by the Trust's Board of Trustees,  to be of  comparable  quality to instruments that are rated high quality.  A rating may be relied upon only if it is provided by a nationally  recognized  statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.  See "Appendix A
-  Description  of Ratings" for a description  of the rating  symbols of S&P and
Moody's.  The Series may also  invest in  Canadian  Commercial  Paper,  which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a
U.S. corporation,  and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

                Please keep this Supplement for future reference.

This Supplement is dated August 24, 2007.

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